N-4	Apr. 25, 2024 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-5
Entity Central Index Key	0000914603
Entity Investment Company Type	N-4
Document Period End Date	Apr. 25, 2024
Amendment Flag	false
Nationwide Personal Income Annuity
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES (see Fee Table and Charges and Deductions)
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 2% of the amount of purchase payments withdrawn.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $2,000.

Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. The
Nationwide Retirement Income Rider is included with all contracts, and currently there is no additional charge for election of the Joint Option for the Nationwide Retirement Income
Rider. In addition, currently there is only one Sub-Account available for direct allocation by the Contract Owner. Please refer to your contract specifications page for information about the specific fees you will pay each year.

	Annual Fee	Minimum	Maximum
	Base Contract	2.20%[1]	2.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.37%[2]	0.76%[2]
[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net
Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
2As a percentage of underlying mutual fund assets.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $2,398.72	Highest Annual Cost Estimate: $2,719.34
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see
Contingent Deferred Sales Charge). The CDSC is used to recoup sales and other expenses associated with the contract that Nationwide incurs during the early years of the contract. The CDSC will not exceed 2% of the amount of purchase payments withdrawn.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $2,000.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	2.00%
Surrender Charge Example Maximum [Dollars]	$ 2,000
Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the fees and expenses that you may pay each year. The
Nationwide Retirement Income Rider is included with all contracts, and currently there is no additional charge for election of the Joint Option for the Nationwide Retirement Income
Rider. In addition, currently there is only one Sub-Account available for direct allocation by the Contract Owner. Please refer to your contract specifications page for information about the specific fees you will pay each year.

	Annual Fee	Minimum	Maximum
	Base Contract	2.20%[1]	2.20%[1]
	Investment options (underlying mutual fund fees and expenses)	0.37%[2]	0.76%[2]
[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net
Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
2As a percentage of underlying mutual fund assets.

Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $2,398.72	Highest Annual Cost Estimate: $2,719.34
Assumes:
• Investment of $100,000
• 5% annual appreciation
• Least expensive underlying mutual fund fees
and expenses
• No optional benefits
• No CDSC
• No additional purchase payments, transfers or
withdrawals

Assumes:
• Investment of $100,000
• 5% annual appreciation
• Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
• No CDSC
• No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	2.20%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	2.20%
Base Contract (N-4) Footnotes [Text Block]	[1] Includes the Mortality and Expense Risk Charge (assessed as a percentage of Daily Net Assets) and the Nationwide Retirement Income Rider charge (assessed as a percentage of Current Income Benefit Base).
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.37%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	0.76%
Investment Options Footnotes [Text Block]	2As a percentage of underlying mutual fund assets.
Lowest Annual Cost [Dollars]	$ 2,398.72
Highest Annual Cost [Dollars]	$ 2,719.34
Risks [Table Text Block]
RISKS
Risk of Loss	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Not a Short-Term Investment
The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

Risks Associated with Investment Options
• Investment in this contract is subject to the risk of poor investment performance of the investment option(s) available under the contract. Currently, there is only one investment option available for direct allocation by the Contract Owner.
• Each investment option has its own unique risks. If the Contract Owner is not satisfied with the available investment option or it does not meet their investment objectives, their only course of action may be to surrender the contract and forego any of its benefits.
• Review the prospectus and disclosures for the available investment option before making an investment decision.
See Principal Risks.

Insurance Company Risks
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	• Currently, only a single Sub-Account is available under the contract for direct allocation by the Contract Owner, and there are no alternative investment options available.• Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Accounts and Underlying Mutual Funds). If the current Sub-Account is substituted for another Sub-Account, the substitute Sub-Account will have a similar investment objective, investment strategy, and fees and expenses.
Optional Benefit Restrictions [Text Block]	• Nationwide reserves the right to discontinue offering any living benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.• Nationwide reserves the right to limit or restrict the investment options available for investment with the living benefits.• While withdrawals are not restricted, the impact of certain withdrawals could have a negative impact on the amount of the benefit ultimately available.• Certain withdrawals could negatively impact the amount of the benefit by an amount greater than the amount withdrawn and/or could terminate the living benefit.See Benefits Under the Contract.
Tax Implications [Text Block]	• Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.• If the contract is purchased through a tax-qualified plan or IRA, there is no additional tax deferral.• Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation in the form of a commission for selling the contract. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from the contract. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments withdrawn)	2%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	2%	2%	2%	2%	2%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge may be assessed, as shown below.
Annual Contract Expenses
Base Contract Expense[1] (assessed as an annualized percentage of Daily Net Assets)	0.90%
Living Benefit Expenses[2](assessed annually as a percentage of the Current Income Benefit Base3)
Nationwide Retirement Income Rider Charge (included with all contracts)	1.30%
[1]Throughout this prospectus, the Base Contract Expense will be referred to as Mortality and Expense Risk Charge.[2]Unless otherwise indicated, charges for living benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Underlying Mutual Funds Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.37%	0.76%
Example This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual contract expenses, and underlying mutual fund expenses. The Example assumes: •a $100,000 investment in the contract for the time periods indicated;•a 5% return each year;•the maximum and the minimum annual underlying mutual fund expenses; and•Variable Account charges that reflect the most expensive combination of benefits available for a charge (2.20%).[1] Specifically, this includes any applicable charges for:•Nationwide Retirement Income Rider (included with all contracts), and•Joint Option for the Nationwide Retirement Income Rider (optional benefit, currently available at no additional charge).Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (0.76%)	$5,108	$11,502	$16,139	$33,864	*	$9,502	$16,139	$33,864	$3,108	$9,502	$16,139	$33,864
Minimum Annual Underlying Mutual Fund Expenses (0.37%)	$4,699	$10,283	$14,128	$29,958	*	$8,283	$14,128	$29,958	$2,699	$8,283	$14,128	$29,958
*The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.[1]The total Variable Account charges associated with the most expensive allowable combination of benefits may be higher or lower depending on whether the Current Income Benefit Base is higher or lower than the Daily Net Assets. For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the Daily Net Assets.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	2.00%
Base Contract Expense (of Average Account Value), Current [Percent]	0.90%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expense will be referred to as Mortality and Expense Risk Charge.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for living benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.37%
Portfolio Company Expenses Maximum [Percent]	0.76%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 5,108
Surrender Expense, 1 Year, Minimum [Dollars]	4,699
Surrender Expense, 3 Years, Maximum [Dollars]	11,502
Surrender Expense, 3 Years, Minimum [Dollars]	10,283
Surrender Expense, 5 Years, Maximum [Dollars]	16,139
Surrender Expense, 5 Years, Minimum [Dollars]	14,128
Surrender Expense, 10 Years, Maximum [Dollars]	33,864
Surrender Expense, 10 Years, Minimum [Dollars]	29,958
Annuitized Expense, 3 Years, Maximum [Dollars]	9,502
Annuitized Expense, 3 Years, Minimum [Dollars]	8,283
Annuitized Expense, 5 Years, Maximum [Dollars]	16,139
Annuitized Expense, 5 Years, Minimum [Dollars]	14,128
Annuitized Expense, 10 Years, Maximum [Dollars]	33,864
Annuitized Expense, 10 Years, Minimum [Dollars]	29,958
No Surrender Expense, 1 Year, Maximum [Dollars]	3,108
No Surrender Expense, 1 Year, Minimum [Dollars]	2,699
No Surrender Expense, 3 Years, Maximum [Dollars]	9,502
No Surrender Expense, 3 Years, Minimum [Dollars]	8,283
No Surrender Expense, 5 Years, Maximum [Dollars]	16,139
No Surrender Expense, 5 Years, Minimum [Dollars]	14,128
No Surrender Expense, 10 Years, Maximum [Dollars]	33,864
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 29,958
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning a variable annuity: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefits are designed to offer greater payouts the longer that the contract is in force.•Living benefits are designed to discourage Early Withdrawals and/or excess withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (Return of Premium)	Death benefit upon death of Annuitant prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	None
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 80 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or Co-Annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Nationwide Retirement Income Rider	Guaranteed lifetime income stream	1.30% (Current Income Benefit Base)
• Guaranteed income stream is not available until the
determining life is age 59 ½ or older
• Benefit is irrevocable
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Certain ownership changes and assignments could
terminate the benefit
• Determining life must be between 45 and 80 at
application
• Determining life cannot be changed
• Restrictions exist on the parties named to the
contract

Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Joint Option for the Nationwide Retirement Income Rider	Extension of guaranteed lifetime income stream for spouse	0.00% (Current Income Benefit Base)
• Guaranteed income stream is not available until
both spouses are age 59 ½ or older
• Limitations on revocability
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Only available to Contract Owner’s spouse
• Both spouses must be between 45 and 80 when
elected
• Restrictions exist on the parties named to the
contract

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit (Return of Premium)	Death benefit upon death of Annuitant prior to Annuitization	None
• Certain ownership changes and assignments could
reduce the death benefit
• Nationwide may limit purchase payments to
$1,000,000
• Death benefit calculation is adjusted if purchase
payments exceed $3,000,000

Spousal Protection Feature	Second death benefit	None
• One or both spouses (or a revocable trust of which
either or both of the spouses is/are grantor(s)) must
be named as the Contract Owner
• For contracts issued as an IRA or Roth IRA, only
the person for whom the IRA or Roth IRA was
established may be named as the Contract Owner
• Only available to Contract Owner’s spouse
• Spouses must be Co-Annuitants
• Both spouses must be 80 or younger at contract
issuance
• Spouses must be named as beneficiaries
• No other person may be named as Contract Owner,
Annuitant, or primary beneficiary
• If the Contract Owner requests to add a Co-
Annuitant after contract issuance, the date of
marriage must be after the contract issue date and
Nationwide will require the Contract Owner to
provide a copy of the marriage certificate
• Benefit is forfeited if certain changes to the parties
or assignments are made

Enhanced Surrender Value for Terminal Illness	Early payment of death benefit	None
• Benefit is available after the first Contract
Anniversary
• Annuitant (or Co-Annuitant) must be terminally ill
• Requires full surrender of the contract
• Restrictions exist on the parties named to the
contract

Nationwide Retirement Income Rider	Guaranteed lifetime income stream	1.30% (Current Income Benefit Base)
• Guaranteed income stream is not available until the
determining life is age 59 ½ or older
• Benefit is irrevocable
• Not available for beneficially owned contracts
• Nationwide reserves the right to limit or restrict the
available investment options
• Certain ownership changes and assignments could
terminate the benefit
• Determining life must be between 45 and 80 at
application
• Determining life cannot be changed
• Restrictions exist on the parties named to the
contract

Name of Benefit [Text Block]	Name of BenefitName of Benefit
Purpose of Benefit [Text Block]	PurposePurpose
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for living benefits are only assessed prior to the Annuitization Date (see Charges and Deductions).[3]For information about how the Current Income Benefit Base is calculated, see the corresponding rider disclosures in Benefits Under the Contract.
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions/LimitationsBrief Description of Restrictions/Limitations
Name of Benefit [Text Block]	Name of BenefitName of Benefit
Item 17. Portfolio Companies (N-4) [Text Block]	Appendix A: Underlying Mutual Funds Available Under the Contract The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/PersonalIncome/. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.Note: Availability of the Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class is limited; this underlying mutual fund is not available for direct allocation by the Contract Owner.
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/PersonalIncome/. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)
			1 year	5 year	10 year
Allocation	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Investor Class Investment Advisor: Fidelity Management & Research Company LLC (FMR)	0.71%*	14.17%	8.61%	6.26%
Money Market	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class Investment Advisor: Fidelity Management & Research Company LLC (FMR) Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited	0.37%	4.52%	1.64%	1.05%

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Personal Income Annuity | SubAccountavailabilityMember
Prospectus:
Principal Risk [Text Block]	Sub-Account availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Personal Income Annuity | InvestmentoptionrestrictionsMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity | InvestmentadvisoryfeesMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity | PurchasePaymentCreditRiskMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity | ActivetradingMember
Prospectus:
Principal Risk [Text Block]
Nationwide Personal Income Annuity | FinancialstrengthMember
Prospectus:
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value, and Lifetime Withdrawals that continue after the Contract Value falls to zero) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Personal Income Annuity | RegulatoryriskMember
Prospectus:
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Personal Income Annuity | CybersecurityMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks involving the encryption and/or threat to disclose personal or confidential information (e.g., ransomware) or disruptions of communications (e.g., denial of service) to extort money or for other malicious purposes. The techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools, and mobile technology have expanded potential targets for cyber-attack. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. As a result of a cybersecurity incident, Nationwide may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will be able to avoid cybersecurity incidents affecting Contract Owners in the future. It is possible that a cybersecurity incident could persist for an extended period of time without detection. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Personal Income Annuity | BusinessContinuityRisksMember
Prospectus:
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Nationwide Personal Income Annuity | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Personal Income Annuity | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral and living benefit protections also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract in early Contract Years could be subject to a CDSC, which in the short-term will reduce Contract Value, and in the long-term will reduce the ability of the Contract Value to grow over time.•A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.•Living benefits are designed to offer greater payouts the longer that the contract is in force.•Living benefits are designed to discourage Early Withdrawals and/or excess withdrawals by reducing the benefit base (which determines the overall benefit amount). Those reductions could result in the forfeiture of benefits in an amount greater than what was actually withdrawn. Furthermore, such withdrawals could result in a complete forfeiture of the benefit or could cause the contract to terminate without value.
Nationwide Personal Income Annuity | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	• Investment in this contract is subject to the risk of poor investment performance of the investment option(s) available under the contract. Currently, there is only one investment option available for direct allocation by the Contract Owner.• Each investment option has its own unique risks. If the Contract Owner is not satisfied with the available investment option or it does not meet their investment objectives, their only course of action may be to surrender the contract and forego any of its benefits.• Review the prospectus and disclosures for the available investment option before making an investment decision.See Principal Risks.
Nationwide Personal Income Annuity | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Personal Income Annuity | FidelityVariableInsuranceProductsVIPFundsManager60PortfolioInvestorClasssMember
Prospectus:
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products - VIP FundsManager 60% Portfolio: Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	14.17%
Average Annual Total Returns, 5 Years [Percent]	8.61%
Average Annual Total Returns, 10 Years [Percent]	6.26%
Nationwide Personal Income Annuity | FidelityVariableInsuranceProductsFundVIPGovernmentMoneyMarketPortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	Money Market
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.52%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	1.05%
Nationwide Personal Income Annuity | FidelityVariableInsuranceProductsFundVIPGovernmentMoneyMarketPortfolioInvestorClassMember
Prospectus:
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Investor Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC (FMR)
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited and Fidelity Management & Research (Japan) Limited
Nationwide Personal Income Annuity | NationwideRetirementIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Name of Benefit [Text Block]	Nationwide Retirement Income Rider
Purpose of Benefit [Text Block]	Guaranteed lifetime income stream
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	1.30%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.30%
Brief Restrictions / Limitations [Text Block]	• Guaranteed income stream is not available until the determining life is age 59 ½ or older• Benefit is irrevocable• Not available for beneficially owned contracts• Nationwide reserves the right to limit or restrict the available investment options• Certain ownership changes and assignments could terminate the benefit• Determining life must be between 45 and 80 at application• Determining life cannot be changed• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Nationwide Retirement Income Rider
Operation of Benefit [Text Block]	Nationwide Retirement Income Rider After the date the determining life reaches age 59½ (or if the Joint Option is elected, the date the younger spouse reaches age 59½), the Nationwide Retirement Income Rider provides for Lifetime Withdrawals, up to a certain amount each calendar year, even after the Contract Value is $0, provided that the Contract Owner does not deplete the Current Income Benefit Base by taking Early Withdrawals, a Non-Lifetime Withdrawal, or excess withdrawals and does not make certain assignments or Contract Owner changes. The age of the person upon which the benefit depends (the "determining life") must be between 45 and 80 years old at the time of application. For most contracts, the determining life is that of the Contract Owner. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the Annuitant, and all references in this option to "Contract Owner" shall mean Annuitant. If, in addition to the Annuitant, a Co-Annuitant or joint annuitant has been elected, the determining life will be that of the primary Annuitant as named on the application. The determining life may not be changed. Availability The Nationwide Retirement Income Rider is issued with all contracts and is irrevocable. The Nationwide Retirement Income Rider is not available on beneficially owned contracts – those contracts that are inherited by a beneficiary and the beneficiary continues to hold the contract as a beneficiary (as opposed to treating the contract as his/her own) for tax purposes. However, if such contract becomes beneficially owned by the spouse of the Contract Owner, and the Joint Option for the Nationwide Retirement Income Rider is elected, then the spouse may keep the Nationwide Retirement Income Rider. However, once a contract becomes beneficially owned, the contract will not receive the benefit of the RMD privilege discussed later in this section. Rider Charge In exchange for Lifetime Withdrawals, Nationwide will assess an annual charge of 1.30% of the Current Income Benefit Base. The charge for the Nationwide Retirement Income Rider will not change for contracts once issued. The charge will be assessed on each Contract Anniversary and will be deducted via redemption of Accumulation Units. The charge will be assessed until annuitization. A prorated charge will be deducted at annuitization and also upon full surrender of the contract. Accumulation Units will be redeemed proportionally from each Sub-Account in which the Contract Owner is invested at the time the charge is taken. Amounts redeemed as the Nationwide Retirement Income Rider charge will not negatively impact calculations associated with other benefits elected or available under the contract, will not be subject to a CDSC, and will not reduce amounts available under the CDSC-free withdrawal privilege. Investment Restrictions Currently, there are no restrictions on available investment options with the Nationwide Retirement Income Rider. However, Nationwide reserves the right to limit or restrict investment options with the Nationwide Retirement Income Rider and require that the Contract Owner, until annuitization, allocate the entire Contract Value to a limited set of investment options then currently available in the contract or subject to applicable allocation limitations. Contract Owners will be notified of any change in investment restrictions by way of a supplement to the prospectus. Subsequent Purchase Payments Subsequent purchase payments, as described in Minimum Initial and Subsequent Purchase Payments, are permitted under the Nationwide Retirement Income Rider as long as the Contract Value is greater than $0. Any subsequent purchase payments will increase the Current Income Benefit Base by the amount of the purchase payment submitted.Rate Sheet Supplements for the Nationwide Retirement Income Rider For contracts with applications signed on or after the date of the prospectus, the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. In order to receive the applicable Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages stated in a Rate Sheet Supplement, the application must be signed and received in good order by Nationwide within the period during which that Rate Sheet Supplement remains in effect. The Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages applicable in time periods other than the time period when the application is signed are not applicable to the contract. However, for contracts issued on or after November 6, 2023, as described in the Rate Sheet Supplement, in the event of an intervening Rate Sheet Supplement that increases the applicable Roll-up Interest Rate and/or Lifetime Withdrawal Percentages after the date the application is signed, the new Rate Sheet Supplement in effect on the date the contract is issued may be applied to the contract. Nationwide reserves the right to change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages at any time; however, Nationwide will not change the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages for contracts once issued. You should not purchase the contract without first obtaining the applicable Rate Sheet Supplement that contains the Roll-up Interest Rate, Roll-up Crediting Period, and Lifetime Withdrawal Percentages that are applicable at the time. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the SEC’s EDGAR system at www.sec.gov (file number: 333-267078). For contracts with applications signed prior to the date of the prospectus, see Appendix D: Historical Rates, Periods, and Percentages. Determination of the Income Benefit Base Prior to the First Lifetime Withdrawal Upon contract issuance, the Original Income Benefit Base is equal to the Contract Value. Thereafter, Nationwide tracks, on a continuous basis, the Current Income Benefit Base which is used to calculate the benefit amount. The Current Income Benefit Base from the date of contract issuance until the first Lifetime Withdrawal will reflect any additional purchase payments, Early Withdrawals, and if elected, a Non-Lifetime Withdrawal, as described below. The Roll-up Interest Rate and Roll-up Crediting Period (discussed herein) are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. Provided no withdrawals are taken from the contract, the Current Income Benefit Base for the Nationwide Retirement Income Rider will equal the greater of: (1)Highest Contract Value: the highest Contract Value on any Contract Anniversary; or(2)Roll-up Value: the roll-up amount, which is equal to the sum of the following calculations:(a)Original Income Benefit Base with Roll-up: the Original Income Benefit Base, plus the Roll-up Interest Rate based on the Original Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted after contract issuance, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period.
Example:
Mr. J purchased a contract with the Nationwide Retirement Income Rider. At the time of purchase, his Contract Value and Original Income Benefit Base are $100,000 and he has no
subsequent purchase payments. On the 10th Contract Anniversary, assume Mr. J has not taken any Early Withdrawals or a Non-Lifetime Withdrawal and his highest Contract Value on any Contract Anniversary was $145,000. Therefore, his Current Income Benefit Base on
the 10th Contract Anniversary would be the greater of $145,000 or the roll-up value.
Assuming his Roll-up Interest Rate was 5%, then his roll-up value of $150,000 [($100,000
+(($100,000 x 5%) x 10)] would be greater and as a result become his Current Income
Benefit Base.

If an Early Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide Retirement Income Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Early Withdrawal, proportionally reduced as described in the Early Withdrawal section;(2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Early Withdrawal; or(3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted before the Early Withdrawal, proportionally reduced as described in the Early Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period.If an Early Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide Retirement Income Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Early Withdrawal, proportionally reduced as described in the Early Withdrawal section;(2)Roll-up Value: the adjusted roll-up amount, which is equal to the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; or(3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period.If a Non-Lifetime Withdrawal is taken on or before the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide Retirement Income Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Highest Contract Value: the highest Contract Value on any Contract Anniversary on or after the Non-Lifetime Withdrawal; or(3)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period.If a Non-Lifetime Withdrawal is taken after the Contract Anniversary after the Roll-up Crediting Period, the Current Income Benefit Base for the Nationwide Retirement Income Rider will equal the greatest of: (1)Adjusted Current Income Benefit Base: the Current Income Benefit Base immediately before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section;(2)Roll-up Value: the adjusted roll-up amount, which is equal to the sum of the following calculations:(a)Adjusted Roll-up Income Benefit Base with Roll-up: the Adjusted Roll-up Income Benefit Base, plus the Roll-up Interest Rate based on the Adjusted Roll-up Income Benefit Base for each Contract Anniversary up to and including the Contract Anniversary after the Roll-up Crediting Period; plus(b)Subsequent Purchase Payments with Roll-up: any purchase payments submitted before the Non-Lifetime Withdrawal, proportionally reduced as described in the Non-Lifetime Withdrawal section, increased by simple interest at an annual rate of the Roll-up Interest Rate each year from the date the subsequent purchase payments are applied through the Contract Anniversary after the Roll-up Crediting Period; or(3)Highest Contract Value: the highest Contract Value on any Contract Anniversary after the Contract Anniversary after the Roll-up Crediting Period.For any subsequent purchase payments, simple interest is calculated using a prorated method based upon the number of days from the date of the purchase payment to the next Contract Anniversary. If at any time prior to the first Lifetime Withdrawal the Contract Value equals $0, no additional purchase payments will be accepted and no further benefit base calculations will be made. The Current Income Benefit Base will be set equal to the benefit base calculated on the most recent Contract Anniversary minus adjustments made for excess withdrawals after that date, and the Lifetime Withdrawal Amount will be based on that Current Income Benefit Base. The roll-up is only calculated for the duration of the Roll-up Crediting Period or prior to the first Lifetime Withdrawal, whichever comes first. Early Withdrawals Prior to the Lifetime Withdrawal Eligibility Date, the Contract Owner may request one or more withdrawals (each an "Early Withdrawal"). Early Withdrawals will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, an Early Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, Early Withdrawals will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. Early Withdrawals are not available on or after the Lifetime Withdrawal Eligibility Date. An Early Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) subsequent purchase payments applied before the Early Withdrawal. All three factors are reduced by a figure representing a proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Early Withdrawal	X	Current Income Benefit Base prior to the Early Withdrawal
Contract Value (prior to the Early Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Early Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Early Withdrawal)
Reduction to subsequent purchase payments applied before the Early Withdrawal	=	Gross dollar amount of the Early Withdrawal	X	Subsequent purchase payments applied before the Early Withdrawal
Contract Value (prior to the Early Withdrawal)
Example:
For an example of how the Early Withdrawal feature of the Nationwide Retirement Income
Rider and the reduction to these factors are calculated, see Appendix E: Nationwide
Retirement Income Rider Examples.

All Early Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. Note: The Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59 ½, unless certain exceptions are met, see Appendix C: Contract Types and Tax Information. Non-Lifetime Withdrawal After the first Contract Anniversary and on or after the Lifetime Withdrawal Eligibility Date, the Contract Owner may request a one-time withdrawal ("Non-Lifetime Withdrawal") without initiating the lifetime income benefit under the Nationwide Retirement Income Rider. The Non-Lifetime Withdrawal will not lock in the Lifetime Withdrawal Percentage and will not stop the simple interest roll-up (the Roll-up Interest Rate). However, the Non-Lifetime Withdrawal will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent years. As with all withdrawals, a Non-Lifetime Withdrawal will reduce the Contract Value and death benefit. In addition, it will be subject to the CDSC provisions of the contract. A Non-Lifetime Withdrawal cannot be taken after the Contract Owner initiates the Lifetime Withdrawals. A Non-Lifetime Withdrawal will cause a reduction to three factors used to calculate the Lifetime Withdrawal Amount: (1) the Current Income Benefit Base; (2) the Original Income Benefit Base (resulting in the Adjusted Roll-up Income Benefit Base); and (3) subsequent purchase payments applied before the Non-Lifetime Withdrawal. All three factors are reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Current Income Benefit Base prior to the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to Original Income Benefit Base	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Original Income Benefit Base
Contract Value (prior to the Non- Lifetime Withdrawal)
Reduction to subsequent purchase payments applied before the Non-Lifetime Withdrawal	=	Gross dollar amount of the Non-Lifetime Withdrawal	X	Subsequent purchase payments applied before the Non-Lifetime Withdrawal
Contract Value (prior to the Non- Lifetime Withdrawal)
Example:
For examples of how the Non-Lifetime Withdrawal feature of the Nationwide Retirement
Income Rider and the reduction to these factors are calculated, see Appendix E: Nationwide
Retirement Income Rider Examples.

All Non-Lifetime Withdrawal requests must be made on a Nationwide form which is available by contacting the Service Center. If the Contract Owner requests a withdrawal without using the Nationwide form, the withdrawal request will be treated as a Lifetime Withdrawal request and will not be treated as a request for a Non-Lifetime Withdrawal. Lifetime Withdrawals On or after the Lifetime Withdrawal Eligibility Date, the Contract Owner may begin taking the lifetime income benefit provided by the Nationwide Retirement Income Rider by taking a Lifetime Withdrawal from the contract. Unless the Contract Owner requests a one-time Non-Lifetime Withdrawal, the first withdrawal on or after the Lifetime Withdrawal Eligibility Date constitutes the first Lifetime Withdrawal, even if such withdrawal is taken to meet minimum distribution requirements under the Internal Revenue Code or is taken to pay advisory or investment management fees. Nationwide will surrender Accumulation Units proportionally from the Sub-Accounts as of the date of the withdrawal request. As with any withdrawal, Lifetime Withdrawals reduce the Contract Value and consequently, the amount available for annuitization. At the time of the first Lifetime Withdrawal, the Roll-up Interest Rate terminates and the Current Income Benefit Base is locked in and will not change unless the Contract Owner takes excess withdrawals or an automatic reset opportunity applies (both discussed later in this provision). The applicable Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal. The Lifetime Withdrawal Percentages are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see above. For contracts that elect the Joint Option for the Nationwide Retirement Income Rider, the Lifetime Withdrawal Percentages will be equal to or less than the Lifetime Withdrawal Percentages for the Nationwide Retirement Income Rider. Note: The Internal Revenue Code requires that IRAs, SEP IRAs, Simple IRAs, and Investment-Only Contracts begin distributions no later than April 1 of the calendar year following the calendar year in which the Contract Owner reaches age 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949). Contract Owners subject to minimum required distribution rules may not be able to take advantage of the Lifetime Withdrawal Percentages available at higher age bands if distributions are taken from the contract to meet these Internal Revenue Code requirements. Contract Owners who elect not to take minimum required distributions from this contract, i.e., they take minimum required distributions from other sources, may be able to take advantage of Lifetime Withdrawal Percentages at the higher age bands. Consult a qualified tax advisor for more information. At the time of the first Lifetime Withdrawal and for each calendar year thereafter, the applicable Lifetime Withdrawal Percentage is multiplied by the Current Income Benefit Base to determine the Lifetime Withdrawal Amount for that calendar year. The Lifetime Withdrawal Amount is the maximum amount that can be withdrawn from the contract during the next calendar year without reducing the Current Income Benefit Base. If the contract is issued in the same calendar year as the first Lifetime Withdrawal, then the Lifetime Withdrawal Amount for the first calendar year will be prorated based upon the number of calendar months, including the month of issue, from the date the contract was issued to the end of the calendar year (December 31st). To determine the prorated Lifetime Withdrawal Amount, the non-prorated Lifetime Withdrawal Amount is multiplied by the following value: [(12 - the month the contract was issued represented as a number) + 1] divided by 12.
Example:
Assume a contract is issued on July 1 and a Contract Owner elects to take the first Lifetime
Withdrawal in December of the same calendar year that the contract is issued. Also assume that at the time of the first Lifetime Withdrawal the non-prorated Lifetime Withdrawal
Amount is $12,000. Here, the prorated Lifetime Withdrawal Amount would be $6,000 ((12-
7+1) months / 12 months x $12,000).

The ability to withdraw the Lifetime Withdrawal Amount will continue until the earlier of the Contract Owner’s death or annuitization. The Contract Owner can elect to set up systematic withdrawals or can request each Lifetime Withdrawal separately. All Lifetime Withdrawal requests must be made on a Nationwide form available by contacting the Service Center. Generally, each calendar year’s Lifetime Withdrawal Amount is non-cumulative, except where the Income Carryforward privilege (discussed below) applies. Unless the Income Carryforward privilege applies, a Contract Owner cannot take a previous calendar year’s Lifetime Withdrawal Amount in a subsequent calendar year without causing an excess withdrawal (discussed herein) that will reduce the Current Income Benefit Base. Although Lifetime Withdrawals up to the Lifetime Withdrawal Amount do not reduce the Current Income Benefit Base, they do reduce the Contract Value and the death benefit. Income Carryforward The Nationwide Retirement Income Rider includes an Income Carryforward privilege whereby Nationwide permits a Contract Owner to withdraw any part of the Lifetime Withdrawal Amount not taken in a given calendar year (the Income Carryforward amount) in the next calendar year, and the next calendar year only. Lifetime Withdrawals first reduce any available Income Carryforward amount. In addition, the Income Carryforward amount is non-cumulative, and therefore will be forfeited if not withdrawn in the calendar year when available; the Income Carryforward amount cannot be carried over from one year to the next. Any amounts available under the Income Carryforward privilege are not treated as excess withdrawals. The Income Carryforward amount available in any given calendar year is not adjusted as a result of any reset opportunities during that year.
Example:
For an example of how the Income Carryforward feature of the Nationwide Retirement Income Rider is calculated, see Appendix E: Nationwide Retirement Income Rider Examples.
Impact of Withdrawals in Excess of the Lifetime Withdrawal Amount The Contract Owner is permitted to withdraw Contract Value in excess of that year’s Lifetime Withdrawal Amount provided that the Contract Value is greater than $0. Withdrawals in excess of the Lifetime Withdrawal Amount will reduce the Current Income Benefit Base, and consequently, the Lifetime Withdrawal Amount calculated for subsequent calendar years. In the event of excess withdrawals, the Current Income Benefit Base will be reduced by a figure representing the proportional amount of the withdrawal, as follows:
Reduction to Current Income Benefit Base	=	dollar amount of the excess withdrawal	X	Current Income Benefit Base prior to the withdrawal
Contract Value (reduced by the amount of the Lifetime Withdrawal Amount withdrawn)
Amounts available under the Income Carryforward privilege are not treated as excess withdrawals, and therefore withdrawals under the Income Carryforward privilege will not reduce the Current Income Benefit Base. The Nationwide Retirement Income Rider will automatically terminate if an excess withdrawal reduces the Current Income Benefit Base to $0. RMD Privilege In addition, currently, Nationwide allows for an "RMD privilege" whereby Nationwide permits a Contract Owner to withdraw Contract Value in excess of the Lifetime Withdrawal Amount (plus any amount available under the Income Carryforward privilege, if applicable) without reducing the Current Income Benefit Base if such excess withdrawal is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract. The RMD privilege is not available in the calendar year of the date the contract is issued. In order to qualify for the RMD privilege, the Contract Owner must: (1)be at least 73 (age 72 if born after June 30, 1949 and before January 1, 1951, or age 70½ if born before July 1, 1949) as of the date of the request;(2)own the contract as an IRA, SEP IRA, or Simple IRA; and(3)submit a completed administrative form in advance of the withdrawal to the Service Center.Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating to required minimum distributions, including the issuance of relevant IRS guidance. If Nationwide exercises this right, Nationwide will provide notice to Contract Owners and any withdrawal in excess of the Lifetime Withdrawal Amount will reduce the remaining Current Income Benefit Base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to submit subsequent purchase payments or take withdrawals in excess of the then applicable Lifetime Withdrawal Amount. Additionally, there is no Contract Value to annuitize, making the payment of the benefit associated with this option the only income stream producing benefit remaining in the contract. Reset Opportunities Nationwide offers an automatic reset of the Current Income Benefit Base. If, on any Contract Anniversary, the Contract Value exceeds the Current Income Benefit Base, Nationwide will automatically reset the Current Income Benefit Base to equal that Contract Value. This higher amount will be the new Current Income Benefit Base. Annuitization If the Contract Owner elects to annuitize the contract, the Nationwide Retirement Income Rider will terminate. Specifically, the charge associated with the option will no longer be assessed and all benefits associated with the Nationwide Retirement Income Rider will terminate. A prorated charge will be deducted at annuitization. Death of Determining Life For contracts with no Joint Option for the Nationwide Retirement Income Rider, upon the death of the determining life, the benefits associated with the option terminate. If the Contract Owner is also the Annuitant, the death benefit will be paid in accordance with the Death Benefit provision. If the Contract Owner is not the Annuitant, the Contract Value will be distributed as described in Appendix C: Contract Types and Tax Information. For contracts with the Joint Option for the Nationwide Retirement Income Rider, upon the death of the determining life, the surviving spouse continues to receive the same benefit associated with the Nationwide Retirement Income Rider which had been received by the deceased spouse, for the remainder of the survivor’s lifetime. The Contract Value will reflect the death benefit and the Spousal Protection Feature. Tax Treatment Although the tax treatment for Lifetime Withdrawals under withdrawal benefits such as the Nationwide Retirement Income Rider is not clear, Nationwide will treat a portion of each Lifetime Withdrawal as a taxable distribution, as follows: First, Nationwide determines which is greater: (1) the Contract Value immediately before the Lifetime Withdrawal; or (2) the Lifetime Withdrawal Amount immediately before the Lifetime Withdrawal. That amount (the greater of (1) or (2)) minus any remaining investment in the contract at the time of the Lifetime Withdrawal represents the gain in the contract and the portion of the Lifetime Withdrawal reported as a taxable distribution. Where the gain in the contract exceeds the Lifetime Withdrawal, the full amount of the Lifetime Withdrawal will be reported as a taxable distribution. Consult a qualified tax advisor. Automatic Termination of the Nationwide Retirement Income Rider Upon termination of the Nationwide Retirement Income Rider, Nationwide will no longer assess the charge associated with the option, and all benefits associated with the Nationwide Retirement Income Rider will terminate. In the following instances, the Nationwide Retirement Income Rider will automatically terminate: (1)When withdrawals are taken in excess of the Lifetime Withdrawal Amount that reduce the Current Income Benefit Base to $0;(2)On the Annuitization Date;(3)Upon the death of the determining life for contracts with no Joint Option;(4)Where permitted under state law, while the Contract Owner is living, upon an assignment or change in ownership of the Contract, except as follows:(a)The new Contract Owner or assignee assumes full ownership of the contract and is essentially the same person (e.g., an individual ownership changed to the Contract Owner’s personal revocable or irrevocable trust; an individual ownership changed to the Contract Owner’s spouse’s revocable or irrevocable trust; an individual ownership changed to a court appointed guardian or conservator representing the Contract Owner; under the Joint Option if only one spouse is named as the Contract Owner, a change in ownership to the Contract Owner’s spouse; etc.);(b)Ownership of a contract issued as an IRA or Roth IRA is being changed from one custodian to another, from the determining life to a custodian, or from a custodian to the determining life;(c)The assignment is for the purpose of effectuating an exchange pursuant to Section 1035 under the Internal Revenue Code; or(d)The change is merely the removal of a Contract Owner where the contract is jointly owned.(5)A full surrender of the contract.Nationwide will provide notice to Contract Owners prior to processing a change in ownership or assignment that will automatically terminate the Nationwide Retirement Income Rider. Contract Owners contemplating changes to the ownership of their contract, including assignments, should contact their financial professional to determine how the changes impact the benefit associated with the Nationwide Retirement Income Rider.Other Important Considerations The Nationwide Retirement Income Rider is designed for those intending to take Lifetime Withdrawals. The benefit of the Nationwide Retirement Income Rider will be reduced, potentially significantly, if the Contract Owner takes Early Withdrawals, excess withdrawals, or a Non-Lifetime Withdrawal. Other important considerations include the following: •The chance of outliving Contract Value and receiving Lifetime Withdrawals from Nationwide may be reduced due to the limited investment options available under the contract.•If the Contract Value is greater than $0, then Lifetime Withdrawals are paid from the Contract Owner’s Contract Value.•If the Contract Value is equal to $0, then Lifetime Withdrawals are paid form Nationwide’s General Account.•Lifetime Withdrawals paid from the General Account are subject to Nationwide’s creditors and ultimately, its overall claims paying ability.
Nationwide Personal Income Annuity | SpousalProtectionMember
Prospectus:
Name of Benefit [Text Block]	Spousal Protection Feature
Purpose of Benefit [Text Block]	Second death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner• For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner• Only available to Contract Owner’s spouse• Spouses must be Co-Annuitants• Both spouses must be 80 or younger at contract issuance• Spouses must be named as beneficiaries• No other person may be named as Contract Owner, Annuitant, or primary beneficiary• If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate• Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Spousal Protection Feature
Nationwide Personal Income Annuity | EnhancedSurrenderValueforTerminalIllnessMember
Prospectus:
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Benefit is available after the first Contract Anniversary• Annuitant (or Co-Annuitant) must be terminally ill• Requires full surrender of the contract• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness Nationwide will pay the Contract Value plus any additional amount necessary to equal the standard death benefit if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Contract Owner and as Annuitant since Contract issuance, and•The Contract Owner or Co-Annuitant has a terminal illness (an illness or injury diagnosed by a physician that is expected to result in death within 12 months) and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide Personal Income Annuity | JointOptionfortheNationwideRetirementIncomeRiderMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Joint Option for the Nationwide Retirement Income Rider
Purpose of Benefit [Text Block]	Extension of guaranteed lifetime income stream for spouse
Optional Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Guaranteed income stream is not available until both spouses are age 59 ½ or older• Limitations on revocability• Not available for beneficially owned contracts• Nationwide reserves the right to limit or restrict the available investment options• Only available to Contract Owner’s spouse• Both spouses must be between 45 and 80 when elected• Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Joint Option for the Nationwide Retirement Income Rider
Operation of Benefit [Text Block]	Joint Option for the Nationwide Retirement Income Rider The Contract Owner may elect the Joint Option for the Nationwide Retirement Income Rider (the "Joint Option"). The Joint Option allows a surviving spouse to continue to receive, for the duration of his/her lifetime, the benefit associated with the Nationwide Retirement Income Rider, provided certain conditions are met. Once the Joint Option is elected, it may not be removed from the contract, except as provided in the Marriage Termination section. If the Joint Option is elected, the determining life for purposes of the Nationwide Retirement Income Rider will be that of the younger spouse.
Example:
At the time of application, Ms. J purchased the Joint Option for the Nationwide Retirement
Income Rider. She began taking Lifetime Withdrawals when she was 62. Three years later,
Ms. J passed away. Mr. J, Ms. J’s surviving spouse, is entitled to continue to receive the same Lifetime Withdrawals for the duration of his lifetime. At Mr. J’s death, the contract will terminate.

The Contract Owner may elect the Joint Option at the time of application. The Contract Owner may also elect the Joint Option after the Date of Issue if the marriage to the spouse that is being added to the Contract occurred after the Date of Issue (proper proof of marriage is required) and Lifetime Withdrawals have not yet commenced. Currently, there is no additional charge for the Joint Option, however, if the Contract Owner elects the Joint Option, Nationwide will reduce the Lifetime Withdrawal Percentages associated with the Nationwide Retirement Income Rider. If an additional charge were to be assessed, the charge would be deducted at the same time and in the same manner as the Nationwide Retirement Income Rider charge and the charge would also be assessed until annuitization. The current charge will not change for contracts that are already in force. If the Joint Option is elected after the Date of Issue, the charge and the Lifetime Withdrawal Percentages stated in the Contract will apply. If the Joint Option is elected after the Date of Issue, any additional charge for the Joint Option will be assessed beginning on the next Contract Anniversary, prorated from the date the Joint Option was added. The Lifetime Withdrawal Percentages for the Joint Option for the Nationwide Retirement Income Rider are disclosed in the Rate Sheet Supplement that is attached to the front of this prospectus delivered to you. For additional information on Rate Sheet Supplements, see Nationwide Retirement Income Rider. To be eligible for the Joint Option, the following conditions must be met: (1)If the Joint Option is elected at the time of application, both spouses must be between 45 and 80 years old at the time of application;(2)If the Joint Option is elected after the Date of Issue, both spouses must be between 45 and 80 years old at the time the Joint Option is elected;(3)Both spouses must be at least age 59½ before either spouse is eligible to begin withdrawals. Note: the Internal Revenue Code imposes a penalty tax if a distribution is made before the Contract Owner reaches age 59½ unless certain exceptions are met (see Appendix C: Contract Types and Tax Information);(4)If the Contract Owner is a non-natural person, both spouses must be named as Co-Annuitants;(5)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as IRAs and Roth IRAs, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(6)Both spouses must be named as primary beneficiaries;(7)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; andIf both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for IRA and Roth IRA contracts, this person must be the Contract Owner). Note: The Joint Option is distinct from the Spousal Protection Feature associated with the death benefits. The Joint Option allows a surviving spouse to continue receiving the Lifetime Withdrawals associated with the Nationwide Retirement Income Rider. In contrast, the Spousal Protection Feature is a death benefit bump-up feature associated with the death benefit. If the Joint Option is elected, the Spousal Protection Feature will automatically be included with the contract. Marriage Termination If, prior to taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may remove the Joint Option from the contract. Nationwide will remove the benefit and the associated charge, if any, after the Contract Owner submits to the Service Center a written request and evidence of the marriage termination satisfactory to Nationwide. Once the Joint Option is removed from the contract, the benefit may not be re-elected or added to cover a subsequent spouse. If, after taking the first Lifetime Withdrawal, the marriage terminates due to divorce, dissolution, or annulment, the Contract Owner may not remove the Joint Option from the contract. Risks Associated with Electing the Joint Option There are situations where a Contract Owner who elects the Joint Option will not receive the benefits associated with the option. This will occur if: (1)the Contract Owner’s spouse (Co-Annuitant) dies before him/her;(2)the contract is annuitized;(3)after the first withdrawal, the marriage terminates due to divorce, dissolution, or annulment; or(4)the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary is changed.Additionally, in the situations described in (1), (3), and (4) above, not only will the Contract Owner not receive the benefit associated with the Joint Option, but he/she must continue to pay any applicable charge until annuitization.
Nationwide Personal Income Annuity | ReturnofPremiumDeathBenefitOptionMember
Prospectus:
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Premium)If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or(2)the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]	Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $74,000 and her total purchase payments (adjusted for amounts withdrawn) = $76,000. The death benefit for
Ms. P’s contract will equal $76,000.

If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals, including Lifetime Withdrawals, will reduce the death benefit. The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. The standard death benefit applies. Ms. P’s total purchase payments = $4,500,000. On the date of Ms. P’s death, her Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,500,000 or 0.667. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.667) + $3,500,000(1 - 0.667), which is
$2,666,667 + $1,165,500
The death benefit for Ms. P’s contract is $3,832,167.
The standard death benefit (Return of Premium) also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Nationwide Personal Income Annuity | SpousalProtectionFeatureMember
Prospectus:
Operation of Benefit [Text Block]	Spousal Protection Feature The standard death benefit includes a Spousal Protection Feature at no additional charge. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:(1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;(2)The spouses must be Co-Annuitants;(3)Both spouses must be age 80 or younger at the time the contract is issued;(4)Both spouses must be named as beneficiaries;(5)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;(6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and(7)If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant. If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $74,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $74,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $74,000, will be adjusted to equal the $74,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

After receiving the benefit associated with the Spousal Protection Feature, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Nationwide Personal Income Annuity | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit (Return of Premium)
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	• Certain ownership changes and assignments could reduce the death benefit• Nationwide may limit purchase payments to $1,000,000• Death benefit calculation is adjusted if purchase payments exceed $3,000,000
Name of Benefit [Text Block]	Standard Death Benefit (Return of Premium)
Operation of Benefit [Text Block]	Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner’s estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option. Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum;(2)as an annuity (see Annuity Payment Options); or(3)in any other manner permitted by law and approved by Nationwide.Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Account(s) will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]	Death Benefit CalculationsThe death benefit will be the standard death benefit (Return of Premium).As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death;(2)an election specifying the distribution method; and(3)any state required form(s).